SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2017
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS
 SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Debt Issuers” together with Brookfield Infrastructure Preferred Equity Inc. the “Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the distribution of one or more series of unsecured debentures or notes of the Debt Issuers.
On April 17, 2017, the Debt Issuers issued C$400 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.0%.
On February 22, 2017, the Debt Issuers issued C$300 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.1%.
On October 30, 2015, the Debt Issuers issued C$500 million of medium-term notes under the Indenture in the Canadian bond market in two tranches: C$125 million of three year notes maturing October 30, 2018 with a coupon of 3.0%; and C$375 million of five year notes maturing October 30, 2020 with a coupon of 3.5%. The 3 years and 5 years bonds were swapped into U.S. dollars on a matched maturity basis at an all-in rate of 3.8%.
On March 11, 2015, the Debt Issuers issued C$450 million of medium-term notes under the Indenture maturing March 11, 2022 in the Canadian bond market with a coupon of 3.5%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 3.9%.
As they matured, the partnership repaid C$400 million of medium-term notes on October 10, 2017.
These notes are unconditionally guaranteed by our partnership and its subsidiaries the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited.
The following tables set forth consolidated summary financial information for our partnership and the Issuers:

For the year ended December 31, 2017 US$ MILLIONS	Our partnership(2)	The Issuers	Subsidiaries of our partnership other than the Issuers(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$3,535	$3,535
Net income attributable to partnership(1)	11	—	125	(11)	125
For the year ended December 31, 2016
Revenues	$—	$—	$—	$2,115	$2,115
Net income attributable to partnership(1)	285	—	487	(285)	487
For the year ended December 31, 2015
Revenues	$—	$—	$—	$1,855	$1,855
Net income attributable to partnership(1)	169	—	301	(169)	301
As at December 31, 2017
Current assets	$—	$—	$—	$1,512	$1,512
Non-current assets	5,514	—	5,987	16,464	27,965
Current liabilities	—	—	—	1,564	1,564
Non-current liabilities	—	1,313	—	13,126	14,439
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	2,012	2,012
Non-controlling interests—in operating subsidiaries	—	—	—	5,875	5,875
Preferred unitholders	—	—	—	595	595
As at December 31, 2016
Current assets	$—	$3	$—	$1,629	$1,632
Non-current assets	4,937	297	5,248	9,161	19,643
Current liabilities	—	5	—	1,510	1,515
Non-current liabilities	—	1,004	—	9,112	10,116
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	1,860	1,860
Non-controlling interests—in operating subsidiaries	—	—	—	2,771	2,771
Preferred unitholders	—	—	—	375	375

(1)	Includes net income attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

(2)	Includes investments in all subsidiaries of our partnership under the equity method.

(3)
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

(4)	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.